Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Mar. 31, 2025		Mar. 31, 2024		Mar. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Pay vs. Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” (“CAP”) to our principal executive officer (“PEO”) and to our non-PEO NEOs and certain financial performance of the Company for fiscal years ended March 31, 2025, March 31, 2024 and March 31, 2023. The data included in the CAP columns does not reflect the actual amount of compensation earned or paid to our executive officers during the applicable fiscal year and it is reported solely pursuant to the new SEC rules. The CAP amount also does not represent amounts that have actually been earned or realized, including with respect to certain equity awards, for which performance conditions for these equity awards have not yet been satisfied. To this end, information in the following table may not reflect whether compensation actually realized is aligned with performance. The Company qualifies as a “smaller reporting company,” as defined in Item 10(f)(1) of Regulation S-K, and has provided scaled pay versus performance disclosure as permitted by and in accordance with SEC rules. For information regarding decisions made by our Compensation Committee with respect to executive compensation, refer to our discussion above regarding our compensation arrangements with our named executive officers.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEO(3)	Average Compensation Actually Paid to Non-PEO NEO(4)		Value of Initial Fixed $100 Investment Based on Total Shareholder Return(5)		Net Income(6)

2025	$683,245	$541,745	$321,700	$280,000	(7)		$4.32	$999,038

2024	$486,022	$486,022	$345,531	$247,781	(8)	$	n.a.	$(2,916,902)

2023	$549,000	$549,000	$245,000	$245,000	(9)	$	n.a.	$(6,502,924)

(1)	David Offerman served as our PEO for the fiscal years ended March 31, 2025, 2024 and 2023. The dollar amounts reported are the amounts of total compensation reported in the Summary Compensation Table for our PEO for each of these fiscal years.

(2)	The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Offerman as computed in accordance with SEC rules. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to our PEO. The dollar amounts reported are the amounts of total compensation reported for Mr. Offerman during the applicable year, adjusted for (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, and (iii) value of equity awards issued and vested during the reported fiscal year. The Company does not offer a defined benefit pension plan, so no pension adjustments were made. See Table below for further information.
(3)	The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our PEOs, in the Summary Compensation Table for fiscal years 2025, 2024, and 2023. For both periods, our non-PEO NEOs consisted of Subrata Purkayastha who was the Chief Financial Officer commencing from May 19, 2023 to March 31, 2025. From April 1, 2022 to May 17, 2023, Mr. William Craig was the Chief Financial Officer of the Company. During these relevant periods, the Company had no other NEOs.

(4)	The dollar amounts reported represent the average amount of “compensation actually paid”, as computed in accordance with SEC rules, for our NEOs, other than our PEOs. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to each NEO. The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our PEOs in the Summary Compensation Table, adjusted for (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, and (iii) value of equity awards issued and vested during the reported fiscal year. The Company does not offer a defined benefit pension plan, so no pension adjustments were made. See Table below for further information.

(5)	Reflects the cumulative shareholder return over the measurement period, computed in accordance with SEC rules, assuming an investment of $100 in our common shares at a price per share equal to the closing price of our common stock on the last trading day before the commencement of the applicable fiscal year and the measurement end point of the closing price of our common stock on the last trading day in the applicable fiscal year. For fiscal 2025, the closing price of our common stock on March 31, 2025 was $7.57; the closing price of our common stock on March 28, 2024 was $6.00; and the closing price on March 31, 2023 was $6.74.

(6)	Reflects net income reflected in the Company’s audited financial statements for the applicable year.

(7)	Includes only compensation paid to Subrata Purkayastha who was Chief Financial Officer from April 1, 2024 to March 31, 2025.

(8)	Includes compensation paid to (i) Subrata Purkayastha who was Chief Financial Officer from May 19, 2023 to March 31, 2024; and (ii) compensation paid to William Craig from April 1, 2023 to May 17, 2023. Mr. Craig resigned May 17, 2023.

(9)	Includes only compensation paid to William Craig who was Chief Financial Officer from April 1, 2022 to March 31, 2023.

Named Executive Officers, Footnote
(1)	David Offerman served as our PEO for the fiscal years ended March 31, 2025, 2024 and 2023. The dollar amounts reported are the amounts of total compensation reported in the Summary Compensation Table for our PEO for each of these fiscal years.

PEO Total Compensation Amount	[1]	$ 683,245		$ 486,022		$ 549,000
PEO Actually Paid Compensation Amount	[2]	541,745		486,022		549,000
Non-PEO NEO Average Total Compensation Amount	[3]	321,700		345,531		245,000
Non-PEO NEO Average Compensation Actually Paid Amount	[5]	280,000	[4]	247,781	[6]	245,000	[7]
Total Shareholder Return Amount	[8]	4.32
Net Income (Loss)	[9]	$ 999,038		$ (2,916,902)		$ (6,502,924)
PEO Name		David Offerman		David Offerman		David Offerman

[1]	David Offerman served as our PEO for the fiscal years ended March 31, 2025, 2024 and 2023. The dollar amounts reported are the amounts of total compensation reported in the Summary Compensation Table for our PEO for each of these fiscal years.
[2]	The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Offerman as computed in accordance with SEC rules. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to our PEO. The dollar amounts reported are the amounts of total compensation reported for Mr. Offerman during the applicable year, adjusted for (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, and (iii) value of equity awards issued and vested during the reported fiscal year. The Company does not offer a defined benefit pension plan, so no pension adjustments were made. See Table below for further information.
[3]	The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our PEOs, in the Summary Compensation Table for fiscal years 2025, 2024, and 2023. For both periods, our non-PEO NEOs consisted of Subrata Purkayastha who was the Chief Financial Officer commencing from May 19, 2023 to March 31, 2025. From April 1, 2022 to May 17, 2023, Mr. William Craig was the Chief Financial Officer of the Company. During these relevant periods, the Company had no other NEOs.
[4]	Includes only compensation paid to Subrata Purkayastha who was Chief Financial Officer from April 1, 2024 to March 31, 2025.
[5]	The dollar amounts reported represent the average amount of “compensation actually paid”, as computed in accordance with SEC rules, for our NEOs, other than our PEOs. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to each NEO. The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our PEOs in the Summary Compensation Table, adjusted for (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, and (iii) value of equity awards issued and vested during the reported fiscal year. The Company does not offer a defined benefit pension plan, so no pension adjustments were made. See Table below for further information.
[6]	Includes compensation paid to (i) Subrata Purkayastha who was Chief Financial Officer from May 19, 2023 to March 31, 2024; and (ii) compensation paid to William Craig from April 1, 2023 to May 17, 2023. Mr. Craig resigned May 17, 2023.
[7]	Includes only compensation paid to William Craig who was Chief Financial Officer from April 1, 2022 to March 31, 2023.
[8]	Reflects the cumulative shareholder return over the measurement period, computed in accordance with SEC rules, assuming an investment of $100 in our common shares at a price per share equal to the closing price of our common stock on the last trading day before the commencement of the applicable fiscal year and the measurement end point of the closing price of our common stock on the last trading day in the applicable fiscal year. For fiscal 2025, the closing price of our common stock on March 31, 2025 was $7.57; the closing price of our common stock on March 28, 2024 was $6.00; and the closing price on March 31, 2023 was $6.74.
[9]	Reflects net income reflected in the Company’s audited financial statements for the applicable year.